================================================================================
        C I T I F U N D S(SM)
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INSTITUTIONAL LIQUID RESERVES                                  C I T I F U N D S

SEMI-ANNUAL REPORT
FEBRUARY 29, 2000






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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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


TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS INSTITUTIONAL LIQUID RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
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Financial Highlights                                                           8
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Notes to Financial Statements                                                  9
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      12
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Statement of Assets and Liabilities                                           15
--------------------------------------------------------------------------------
Statement of Operations                                                       16
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Statement of Changes in Net Assets                                            17
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Financial Highlights                                                          18
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Notes to Financial Statements                                                 19
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


LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Rising interest rates during the reporting period have benefited money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000, for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Institutional Liquid Reserves with the goal of achieving its investment objective: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on most money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of higher short-term interest rates in a period of rising interest rates.

   The economic conditions that led to higher rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. Even concerns regarding potential Y2K-related problems did not cause the rate of economic growth to moderate significantly.

   As a result of these influences, many investors became concerned that unsustainable economic growth might cause long-dormant inflationary pressures to resurface. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates three 25-basis point increments during 1999 and raised rates an additional 25 basis points on February 2, 2000.

   THE FUND'S MANAGERS' PRIMARY STRATEGY DURING MOST OF THE SIX-MONTH PERIOD WAS TO ACTIVELY MANAGE THE FUND'S AVERAGE MATURITY according to their outlook regarding the direction of interest rates and prevailing yields among money market instruments of different maturities. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.) When the six-month reporting period began, the managers maintained the Fund's neutral average maturity, striking a balance between the need for flexibility during a period of rising interest rates while purchasing securities they believed to be of compelling values. Toward the end of 1999, the Fund's average maturity was reduced in order to enhance liquidity and keep assets available for higher-yielding securities as they became available.

   Beginning in the middle of January 2000, the Fund's managers began to gradually extend the Fund's average maturity to take advantage of higher-yielding opportunities among money market instruments with moderately longer maturities. As of February 29, 2000, the Fund's average maturity was 85 days.

   ADDITIONALLY, THE MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE PORTFOLIO. As interest rates rose, commercial paper and bank certificates of deposit represented the most attractive values, in the managers' opinion. For example, toward year-end 1999, the managers shifted assets to high quality, U.S. dollar-denominated CDs issued by foreign banks (known as Yankee CDs) in order to capture higher yields. On the other hand, the managers generally avoided U.S. Treasury bills, which offered relatively low yields throughout the six-month period.

   Looking forward, the Fund's managers believe that investors are expecting more rate hikes from the Fed, and that future INCREASES HAVE ALREADY BEEN INCORPORATED IN THE YIELDS OF MONEY MARKET SECURITIES. ACCORDINGLY, THE FUND'S MANAGERS BELIEVE THAT OVER THE LONGER TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE U.S. ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Therefore, the managers are carefully looking for opportunities to take advantage of changes in interest rates, including possibly extending the Fund's average maturity further to lock in higher yields when deemed appropriate.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER                       DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARK*
October 2, 1992                          o Lipper Taxable Institutional Money
                                           Market Funds Average
NET ASSETS AS OF 2/29/00                 o IBCFinancial Data Institutional
$5,619.3 million                           Taxable Money Market Funds Average

* The Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS
                                                                        SINCE
                                                                      OCTOBER 2,
ALL PERIODS ENDED FEBRUARY 29, 2000           SIX      ONE     FIVE      1992
(UNAUDITED)                                 MONTHS**   YEAR   YEARS*  INCEPTION*
================================================================================
CitiFunds Institutional
  Liquid Reserves                            2.78%    5.36%    5.61%    5.03%
Lipper Taxable Institutional
  Money Market Funds Average                 2.66%    5.07%    5.34%    4.72%+
IBC Financial Data Institutional
  Taxable Money Market Funds Average         2.66%    5.11%    5.33%    4.77%+

 * Average Annual Total Return
** Not Annualized
 + From 9/30/92

7-DAY YIELDS
Annualized Current     5.76%
Effective              5.92%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL LIQUID RESERVES VS. IBC FINANCIAL DATA INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Institutional Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund ReportTM, for the one year period.

[Table below represents chart in its printed piece]










                                     IBC Financial Data
                    CitiFunds      Institutional Taxable
                  Institutional      Money Market Funds
                 Liquid Reserves          Average

3/2/99                 4.9                 4.65
                       4.86                4.62
                       4.87                4.63
                       4.86                4.61
                       4.89                4.63
                       4.89                4.64
                       4.84                4.59
                       4.83                4.58
                       4.81                4.57
                       4.88                4.61
                       4.81                4.55
                       4.85                4.57
5/25/99                4.82                4.55
                       4.85                4.59
                       4.8                 4.55
                       4.84                4.56
                       4.84                4.56
                       4.89                4.62
                       5.06                4.69
                       5                   4.69
                       5.04                4.73
                       5.06                4.75
                       5.09                4.77
                       5.04                4.76
                       5.07                4.8
                       5.06                4.82
8/31/99                5.24                4.92
                       5.25                4.93
                       5.25                4.95
                       5.29                4.98
                       5.27                5.01
                       5.32                5.04
                       5.29                5.04
                       5.32                5.07
                       5.33                5.09
                       5.42                5.14
                       5.42                5.14
                       5.45                5.19
                       5.54                5.26
11/30/99               5.64                5.33
                       5.61                5.34
                       5.62                5.4
                       5.63                5.46
                       5.6                 5.49
                       5.52                5.36
                       5.63                5.48
                       5.62                5.47
                       5.6                 5.42
                       5.62                5.44
                       5.65                5.46
                       5.71                5.5
                       5.73                5.51
2/29/00                5.76                5.53


Note: Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)         $5,624,952,416
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      4,728,723
Payable for shares of beneficial interest repurchased                    615,047
Accrued expenses and other liabilities                                   320,208
--------------------------------------------------------------------------------
 Total liabilities                                                     5,663,978
--------------------------------------------------------------------------------
NET ASSETS for 5,619,288,438 shares
  of beneficial interest outstanding                              $5,619,288,438
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $5,619,288,438
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================


See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                  $167,727,373
Allocated expenses from Cash Reserves Portfolio        (2,946,078)
--------------------------------------------------------------------------------
                                                                    $164,781,295
EXPENSES:
Administrative fees (Note 3A)                          10,338,032
Shareholder Servicing Agents' fees (Note 3B)            2,953,723
Distribution fees (Note 4)                              2,953,723
Trustees' fees                                             18,642
Legal fees                                                 15,166
Registration fees                                          14,707
Custody and fund accounting fees                           10,208
Shareholder reports                                         6,802
Audit fees                                                  6,300
Transfer agent fees                                         5,000
Miscellaneous                                              24,070
--------------------------------------------------------------------------------
 Total expenses                                        16,346,373
Less aggregate amounts waived or assumed
 by Administrator, Shareholder Servicing Agents,
 and Distributor (Notes 3A, 3B, and 4)                (14,218,878)
--------------------------------------------------------------------------------
  Net expenses                                                         2,127,495
--------------------------------------------------------------------------------
Net investment income                                               $162,653,800
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                               SIX MONTHS ENDED
                                               FEBRUARY 29, 2000    YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1999
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
 dividends to shareholders (Note 2)          $   162,653,800    $   234,143,780
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST AT NET ASSET VALUE OF
 $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                  43,921,573,660     64,269,922,643
Net asset value of shares issued
 to shareholders from reinvestment
 of dividends                                    115,674,561        182,380,096
Cost of shares repurchased                   (44,212,559,219)   (62,038,204,029)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (175,310,998)     2,414,098,710
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            5,794,599,436      3,380,500,726
--------------------------------------------------------------------------------
End of period                                $ 5,619,288,438    $ 5,794,599,436
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS


                                        SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                                        FEBRUARY 29, 2000   -----------------------------------------------------------------------
                                           (Unaudited)          1999           1998           1997           1996           1995
===================================================================================================================================
Net Asset Value, beginning
 of period                                 $  1.00000       $  1.00000     $  1.00000     $  1.00000     $  1.00000     $  1.00000
Net investment income                         0.02747          0.05041        0.05548        0.05459        0.05521        0.05698
Less dividends from net
 investment income                           (0.02747)        (0.05041)      (0.05548)      (0.05459)      (0.05521)      (0.05698)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period             $  1.00000       $  1.00000     $  1.00000     $  1.00000     $  1.00000     $  1.00000
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                           $5,619,288       $5,794,599     $3,380,501     $1,967,491     $1,257,134     $1,480,097
Ratio of expenses to average
 net assets+ 0.17%*                              0.19%            0.20%          0.18%          0.20%          0.17%
Ratio of net investment income
 to average net assets+                          5.51%*           5.04%          5.57%          5.52%          5.52%          5.70%
Total return                                     2.78%**          5.16%          5.69%          5.60%          5.66%          5.85%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
 per share                                 $  0.02429       $  0.04557     $  0.04948     $  0.04844     $  0.04921     $  0.05050
RATIOS:
Expenses to average net assets+                  0.78%*           0.79%          0.79%          0.80%          0.80%          0.84%
Net investment income to
 average net assets+                             4.90%*           4.44%          4.98%          4.90%          4.92%          5.03%
===================================================================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (40.5% at February 29, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's
Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.20, inclusive of Portfolio allocated expenses.

   A. ADMINISTRATIVE FEES   Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $10,338,032 of which $8,311,432 was voluntarily waived for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $2,953,723, all of which was voluntarily waived for the six months ended February 29, 2000.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The Distribution fees amounted to $2,953,723, all of which was voluntarily waived for the six months ended February 29, 2000. The Distributor voluntarily agreed to assume all distribution expenses through February 29, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $13,368,300,164 and $13,709,027,988, respectively, for the six months ended February 29, 2000.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                PRINCIPAL
                                                  AMOUNT
ISSUER                                       (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 10.1%
--------------------------------------------------------------------------------
Lincs-Ser,*
  5.91% due 4/15/00                              $100,000       $   100,000,000
Restructured  Asset Securities,*
  5.91%due 6/02/00                                250,000           250,000,000
Steers,
  6.16% due 10/02/00                              365,000           365,197,809
Strategic Money Market Trust Receipts,*
  6.18% due 3/15/00                               240,000           240,000,000
  6.15% due 9/13/00                               350,000           350,029,338
Strats Trust*,
  5.98% due 8/18/00                               100,000           100,000,000
                                                                ---------------
                                                                  1,405,227,147
                                                                ---------------
BANK NOTES -- 7.1%
--------------------------------------------------------------------------------
Bank of America,
  6.00% due 3/13/00                               125,000           125,000,000
  6.46% due 11/09/00                              100,000           100,000,000
  6.48% due 11/20/00                               50,000            50,000,000
  6.18% due 11/22/00                              100,000            95,433,667
FCC National Bank,
  5.85% due 3/20/00                               164,000           164,000,000
First USA Bank,
  5.93% due 8/29/00                               100,000            99,981,049
Morgan Guaranty Trust Co,*
  5.90% due 5/10/00                               210,000           209,984,252
Nationsbank,
  5.39% due 6/01/00                                43,000            42,940,801
Westpac Banking Corp,
  5.20% due 5/11/00                               100,000            99,988,767
                                                                ---------------
                                                                    987,328,536
                                                                ---------------
CERTIFICATES OF DEPOSIT (DOMESTIC) -- 1.5%
--------------------------------------------------------------------------------
Bankers Trust Co.,*
  6.01% due 5/15/00                               200,000           199,981,963
                                                                ---------------

CERTIFICATES OF DEPOSIT (EURO) -- 8.5%
--------------------------------------------------------------------------------
Den Danske Bank,
  6.06% due 5/04/00                                80,000            80,005,382
Dresdner Bank,
  5.93% due 8/07/00                                50,000            50,001,056
  6.02% due 3/06/00                                50,000            50,000,062
Landesbank Hessen Thuringen,
  5.19% due 3/01/00                                50,000            50,000,000
  5.12% due 4/26/00                               100,000            99,991,134
Merrill Lynch & Co. Inc.,
  5.92% due 3/02/01                               500,000           499,900,000
Morgan Stanley Dean Witter Discover,
  5.98% due 11/24/00                              350,000           350,000,000
                                                                ---------------
                                                                  1,179,897,634
                                                                ---------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 38.5%
--------------------------------------------------------------------------------
Abbey National Treasury Services,*
  5.94% due 5/01/00                               350,000           349,962,187
Bank Austria,
  5.15% due 5/04/00                               100,000            99,996,622
  5.20% due 5/10/00                                35,000            34,995,478
  5.95% due 8/21/00                                75,000            74,983,021
  5.93% due 9/07/00                               100,000            99,975,124
  6.71% due 2/12/01                               135,000           134,951,161
Bank of Montreal,
  5.11% due 4/10/00                               100,000            99,994,723
Bank of Nova Scotia,
  6.71% due 2/05/01                               150,000           149,946,826
  6.74% due 2/16/01                                40,000            40,015,562
Barclays Bank Plc.,
  6.69% due 2/20/01                               100,000            99,967,614
Bayerische Hypo,
  5.16% due 4/03/00                               100,000            99,995,648
  5.10% due 4/12/00                               100,000            99,995,565
Bayerische Landesbank,
  5.86% due 9/27/00                                94,000            93,966,382
Bayerische Vereinsbank,
  5.15% due 3/23/00                               100,000            99,997,098
Bear Stearns Cos. Inc.,
  6.05% due 2/20/01                               250,000           250,000,000
Branch Bank & Trust,
  5.98% due 2/16/01                               300,000           299,887,620
Commerzbank,
  5.22% due 5/10/00                               100,000            99,990,772
  5.58% due 6/19/00                               160,000           159,986,127
  5.77% due 7/03/00                               120,000           119,984,391
  6.67% due 3/01/01                               100,000            99,952,547
Deutsche Bank,
  5.33% due 3/09/00                                50,000            50,000,738
  5.88% due 4/26/00*                              225,000           224,975,769
  5.51% due 6/08/00                                96,000            95,990,004
  5.71% due 7/10/00                               100,000            99,986,250
  6.20% due 10/18/00                              100,000            99,969,834
  6.45% due 1/08/01                               100,000            99,959,229
Lloyds Bank,
  5.67% due 7/17/00                               100,000            99,981,892
Nord Deutsche Landesbank,
  5.16% due 5/17/00                               100,000            99,987,813

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                PRINCIPAL
                                                  AMOUNT
ISSUER                                       (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
CERTIFICATES  OF DEPOSIT  (YANKEE) --  (CONT'D)
--------------------------------------------------------------------------------
Rabobank Nederland,
  5.08% due 4/12/00                              $100,000       $    99,994,456
  5.52% due 6/07/00                                62,000            61,933,420
  6.02% due 6/30/00                                71,000            70,987,238
  6.13% due 10/31/00                               50,000            47,924,306
  6.47% due 1/18/01                               100,000            99,957,928
  6.52% due 1/25/01                               140,000           139,939,851
  6.64% due 3/02/01                                95,000            94,954,899
Societe Generale,
  6.56% due 1/16/01                               108,000           107,954,895
Svenska Handelsbanken,
  5.28% due 3/03/00                               120,000           120,000,488
  5.23% due 5/10/00                               100,000            99,992,618
  5.59% due 6/19/00                                50,000            49,995,665
Toronto Dominion,
  5.15% due 4/27/00                               100,000            99,992,481
  6.71% due 2/07/01                                90,000            89,979,907
UBS AG Stamford,
  5.29% due 5/19/00                               260,000           259,626,107
  5.29% due 5/22/00                                85,000            84,990,821
  5.34% due 5/24/00                                50,000            49,994,380
  5.60% due 6/26/00                                25,000            24,996,159
  5.76% due 7/05/00                                50,000            49,975,102
  5.93% due 10/02/00                               50,000            49,865,478
  6.24% due 12/06/00                               50,000            49,972,593
  6.23% due 12/07/00                              120,000           119,942,776
                                                                ---------------
                                                                  5,352,367,565
                                                                ---------------
COMMERCIAL PAPER -- 26.5%
--------------------------------------------------------------------------------
ABN-Amro Bank,
  5.95% due 8/07/00                                50,000            48,686,042
  6.03% due 10/10/00                              100,000            96,264,750
Abbey National North America,
  5.21% due 3/03/00                               170,000           169,950,794
Alpine Securitization Corp.,
  5.80% due 3/10/00                                94,072            93,935,596
Aspen Funding Corp.,
  5.93% due 3/01/00                               250,000           250,000,000
Barton Capital Corp.,
  5.90% due 4/07/00                                36,449            36,227,977
Bear Stearns Cos. Inc.,
  5.79% due 3/24/00                               250,000           249,075,208
  5.79% due 5/12/00                               150,000           148,263,000
British Telecommunications Plc.,
  6.18% due 11/17/00                              100,000            95,519,500
Cregem North America Inc.,
  5.73% due 5/22/00                               125,000           123,368,542
  5.99% due 10/10/00                              100,000            96,289,528
Den Danske Bank,
  5.92% due 7/06/00                               160,000           156,658,489
  6.03% due 10/10/00                               50,000            48,132,375
Exxon Asset Mgmt.,
  5.88% due 3/01/00                                70,000            70,000,000
Exxon Corp.,
  5.90% due 3/01/00                               100,000           100,000,000
Four Winds Funding Corp.,
  5.79% due 3/10/00                               100,000            99,855,250
General Electric Capital Corp.,
  5.95% due 3/17/00                               200,000           199,471,111
  5.75% due 4/20/00                                50,000            49,600,694
General Electric Capital Services Inc.,
  5.75% due 4/20/00                               100,000            99,201,389
Greyhawk Capital Corp.,
  5.85% due 4/06/00                               130,000           129,239,500
  5.85% due 4/10/00                               100,000            99,350,000
International Nederland,
  6.18% due 11/17/00                              100,000            95,519,500
Johnson & Johnson,
  5.82% due 6/30/00                                43,380            42,531,415
  5.80% due 7/05/00                                50,000            48,985,000
  5.80% due 7/25/00                                25,000            24,411,944
  5.77% due 7/26/00                                50,000            48,821,958
Kittyhawk Funding,
  5.79% due 3/09/00                               105,611           105,475,114
Morgan Stanley Dean Witter Discover,
  5.90% due 3/01/00                               300,000           300,000,000
Moriarty Ltd.,
  5.87% due 4/10/00                               150,000           149,021,666
Pooled Accounts Receivable Capital Corp.
  5.80% due 3/10/00                                42,042            41,981,039
Sigma Finance Corp.,
  6.22% due 3/15/00                               200,000           199,998,460
  5.75% due 5/17/00                                50,000            49,385,069
  5.75% due 5/22/00                                21,000            20,724,958
  5.75% due 5/30/00                                30,000            29,568,750
  6.20% due 11/21/00                               75,000            71,579,844
                                                                ---------------
                                                                  3,687,094,462
                                                                ---------------
CORPORATE NOTES -- 1.4%
--------------------------------------------------------------------------------
J. P. Morgan & Co., Inc.
  5.92% due 5/04/00                               200,000           200,000,000
                                                                ---------------

MEDIUM TERM NOTES -- 2.7%
--------------------------------------------------------------------------------
Abbey National Treasury Services,
  6.19% due 10/18/00                              100,000            99,963,800
Credit Suisse,
  6.01% due 5/10/00                               200,000           200,000,000
Household Financial Corp.,
  6.15% due 9/14/00                                74,000            73,976,102
                                                                ---------------
                                                                    373,939,902
                                                                ---------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)
                                                PRINCIPAL
                                                  AMOUNT
ISSUER                                       (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
TIME DEPOSITS -- 4.2%
--------------------------------------------------------------------------------
BankAmerica,
  5.81% due 3/01/00                              $300,000       $   300,000,000
Barclays Bank Plc.,
  5.81% due 3/01/00                               285,155           285,155,000
                                                                ---------------
                                                                    585,155,000
                                                                ---------------
UNITED STATES GOVERNMENT AGENCY -- 2.7%
--------------------------------------------------------------------------------
Federal Home Loan Bank,
  5.97% due 12/01/00                              100,000            99,892,555
Federal Home Loan Bank Consumer Discount Notes,
  5.39% due 7/28/00                                50,000            48,884,569
Federal Home Loan Mortgage Discount Notes,
  5.21% due 3/09/00                                48,062            48,006,355
  5.16% due 6/13/00                                50,000            49,254,667
  5.22% due 6/15/00                               135,000           132,925,050
                                                                ---------------
                                                                    378,963,196
                                                                ---------------
UNITED STATES TREASURY BILLS -- 2.3%
--------------------------------------------------------------------------------
United States Treasury Bills,
  5.21% due 11/09/00                               50,000            48,169,264
  5.28% due 11/09/00                               50,000            48,144,667
  5.40% due 11/09/00                               50,000            48,102,500
  5.56% due 11/09/00                              100,000            96,310,416
  5.62% due 11/09/00                               85,000            81,826,519
                                                                ---------------
                                                                    322,553,366
                                                                ---------------
TOTAL INVESTMENTS,
 AT AMORTIZED COST                                  105.5%      $14,672,508,771
OTHER ASSETS,
 LESS LIABILITIES                                    (5.5)         (770,572,308)
                                                    -----       ---------------
NET ASSETS                                          100.0%      $13,901,936,463
                                                    =====       ===============

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (Unaudited)
================================================================================

ASSETS:
Investments at value (Note 1A)                                   $14,672,508,771
Cash                                                                         938
Interest receivable                                                  175,364,534
--------------------------------------------------------------------------------
 Total assets                                                     14,847,874,243
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    944,854,899
Payable to affiliate--Investment Advisory fee (Note 2A)                  864,921
Accrued expenses and other liabilities                                   217,960
--------------------------------------------------------------------------------
 Total liabilities                                                   945,937,780
--------------------------------------------------------------------------------
NET ASSETS                                                       $13,901,936,463
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $13,901,936,463
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                          $437,190,840
EXPENSES:
Investment Advisory fees (Note 2A)                   $ 11,526,046
Administrative fees (Note 2B)                           3,842,015
Custody and fund accounting fees                        1,767,061
Trustees' fees                                             31,814
Audit fees                                                 21,000
Legal fees                                                 19,982
Other                                                      28,152
--------------------------------------------------------------------------------
 Total expenses                                        17,236,070
Less aggregate amounts waived by Investment Adviser
 and Administrator (Notes 2A, and 2B)                  (9,549,938)
Less fees paid indirectly (Note 1E)                          (421)
--------------------------------------------------------------------------------
 Net expenses                                                          7,685,711
--------------------------------------------------------------------------------
Net investment income                                               $429,505,129
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                           SIX MONTHS ENDED
                                           FEBRUARY 29, 2000      YEAR ENDED
                                               (UNAUDITED)      AUGUST 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                        $   429,505,129    $   628,439,104
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   27,245,381,664     47,581,662,450
Value of withdrawals                         (28,702,294,978)   (42,086,666,522)
--------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from capital transactions            (1,456,913,314)     5,494,995,928
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (1,027,408,185)     6,123,435,032
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           14,929,344,648      8,805,909,616
--------------------------------------------------------------------------------
End of period                               $ 13,901,936,463   $ 14,929,344,648
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                                         SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                         FEBRUARY 29, 2000  ------------------------------------------------------------------------
                                            (Unaudited)         1999           1998           1997           1996           1995
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                 $13,901,936      $14,929,345     $8,805,910     $7,657,400     $4,442,187     $4,765,406
Ratio of expenses to average
 net assets                                       0.10%*           0.10%          0.10%          0.10%          0.10%          0.10%
Ratio of net investment income
 to average net assets                            5.57%*           5.13%          5.65%          5.57%          5.64%          5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                    0.22%*           0.22%          0.22%          0.23%          0.23%          0.23%
Net investment income to
 average net assets                               5.45%*           5.01%          5.53%          5.44%          5.50%          5.75%
====================================================================================================================================

* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENT It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $11,526,046 of which $5,707,922 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $3,842,015, all of which were voluntarily waived for the six months ended February 29, 2000. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $175,256,041,856 and $175,492,697,226, respectively, for the six months ended February 29, 2000.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $22,033. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,  Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio
              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio
              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio
              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio
              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio
              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves
              PREMIUM MONEY MARKETS
                 CitiFunds Premium Liquid Reserves
                 CitiFunds Premium U.S. Treasury Reserves
              INSTITUTIONAL MONEY MARKETS
                 CitiFunds Institutional Liquid Reserves
                 CitiFunds Institutional U.S. Treasury Reserves
                 CitiFunds Institutional TaxFree Reserves
                 CitiFunds Institutional Cash Reserves


This report is prepared for the information of shareholders of CitiFunds Institutional Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Liquid Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Institutional Liquid Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp    [RECYCLE LOGO] Printed on recycled paper      CFS/INS.LI/200

CITIFUNDS(SM) [LOGO]



INSTITUTIONAL
U.S. TREASURY
RESERVES



SEMI-ANNUAL REPORT

FEBRUARY 29, 2000                                                      CITIFUNDS



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           13
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 15
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Rising interest rates during the reporting period have benefited money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000 for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Institutional U.S. Treasury Reserves with the goal of achieving its investment objective: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
-----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY INVESTORS IN SHORT-TERM U.S. TREASURY SECURITIES. Yields on such investments ended the six-month reporting period higher than where they began, reflecting the general trend of higher short-term interest rates in a period of rising interest rates. While rising interest rates negatively affected the prices of long-term bonds, price declines were much more modest among short-term securities such as those in which the Portfolio invests.

   The positive economic conditions that led to higher interest rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors became concerned that unsustainable U.S. economic growth might cause inflationary pressures to resurface. As previously noted, in an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised them an additional 25 basis points on February 2, 2000.

   DESPITE THE POSITIVE EFFECTS OF HIGHER INTEREST RATES, THE U.S. TREASURY MARKET'S RETURNS WERE CONSTRAINED BY ITS OWN MARKET-SPECIFIC INFLUENCES, MOST NOTABLY CHANGES IN THE BALANCE BETWEEN SUPPLY AND DEMAND. Issuance of short-term U.S. Treasury securities generally fell during the reporting period, as the strong U.S. economy enabled the federal government to post a budget surplus, reducing the government's need to borrow.

   At the same time, demand was strong from foreign and domestic investors seeking a relatively safe place for money awaiting reinvestment in longer-term securities. Because of this imbalance between supply and demand, yields on U.S. Treasury securities tended to rise less than yields of other short-term instruments.

   THE PORTFOLIO MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO MAINTAIN A RELATIVELY SHORT AVERAGE MATURITY, which was designed to enhance liquidity and keep assets available for higher-yielding securities as they became available. As of February 29, 2000, the Portfolio's average maturity was 52 days. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.) The portfolio's policy is to maintain a maximum average maturity of not more than 60 days in order to maintain its AAA/Aaa ratings by both Standard & Poor's and Moody's Investors Service Inc. (Standard & Poor's Corporation and Moody's Investor Service Inc. are two major credit reporting and bond-rating agencies.)

   In addition, THE MANAGERS ACTIVELY MANAGED THE MIX OF MATURITIES WITHIN THE FUND'S PORTFOLIO. Because of year-end and Y2K-related concerns, many investors gravitated to U.S. Treasury securities maturing during the first quarter of 2000. The Fund's managers avoided these maturities because of their low yields. Instead, short-term securities were emphasized as the end of 1999 approached, and the investment team purchased short-term Cash Management Bills issued by the U.S. Treasury to ensure market liquidity during the transition from 1999 to 2000. Y2K-related market disruptions have not materialized. However, the managers took advantage of this temporary opportunity to capture higher yield potential for the Fund's portfolio.

   Looking forward, the Fund's managers expect interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, MANAGEMENT BELIEVES THAT OVER THE LONG TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the managers are carefully searching for opportunities to take advantage of changes in the direction of interest rates, including possibly extending the Fund's average maturity within its conservative parameters to lock in higher yields in the near term.


FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO         Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARK*
October 2, 1992                          o Lipper S&P AAA rated Taxable
                                           Institutional U.S. Treasury
NET ASSETS AS OF 2/29/00                   Money Market Funds Average
$601.2 million                           o IBC Financial Data Instiutional
                                           100% U.S. Treasury
                                           Rated Money Market Funds Average

* The Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                                         SINCE
ALL PERIODS ENDED FEBRUARY 29, 2000                  SIX         ONE        FIVE    OCTOBER 2, 1992
(Unaudited)                                         MONTHS**     YEAR       YEARS*     INCEPTION*
-------------------------------------------------------------------------------------------------------------------
CitiFunds Institutional U.S. Treasury Reserves       2.42%       4.69%       5.04%       4.55%
Lipper S&P AAA rated Taxable Institutional
  U.S. Treasury Money Market Funds Average           2.53%       4.78%       5.13%       4.56%+
IBC Financial Data Institutional 100%
  U.S. Treasury Rated Money Market
  Funds Average                                      2.38%       4.58%       4.98%       4.45%+

 * Average Annual Total Return
** Not Annualized
 + From 9/30/92

7-DAY YIELDS
Annualized Current  5.25%
Effective           5.39%

The ANNUALIZED CURRENT 7-Day Yield reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $601,551,022
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        234,409
Accrued expenses and other liabilities                                    86,669
--------------------------------------------------------------------------------
  Total liabilities                                                      321,078
--------------------------------------------------------------------------------
NET ASSETS for 601,229,944 shares of
  beneficial interest outstanding                                   $601,229,944
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $601,229,944
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio      $15,165,847
Allocated expenses from
  U.S. Treasury Reserves Portfolio                   (298,878)
--------------------------------------------------------------------------------
                                                                     $14,866,969
EXPENSES:
Administrative fees (Note 3A)                       1,042,733
Shareholder Servicing Agents' fees (Note 3B)          297,924
Distribution fees (Note 4)                            297,924
Legal fees                                             16,100
Audit fees                                             10,792
Custody and fund accounting fees                        9,705
Registration fees                                       8,525
Shareholder reports                                     6,518
Transfer agent fees                                     6,000
Trustees' fees                                          3,629
Miscellaneous                                          13,698
--------------------------------------------------------------------------------
    Total  expenses                                 1,713,548
Less aggregate amounts waived by Administrator,
  Shareholder Servicing Agent and Distributor
  (Notes 3A, 3B and 4)                             (1,265,174)
--------------------------------------------------------------------------------
    Net expenses                                                         448,374
--------------------------------------------------------------------------------
Net investment income                                                $14,418,595
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               FEBRUARY 29, 2000    YEAR ENDED
                                                 (Unaudited)     AUGUST 31, 1999
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
to shareholders (Note 2):                        $ 14,418,595    $   12,928,883
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                     $911,301,617    $1,598,993,736
Net asset value of shares issued to shareholders
from reinvestment of dividends                     13,046,726        11,328,224
Cost of shares repurchased                       (928,482,889)   (1,269,093,377)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              (4,134,546)      341,228,583
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               605,364,490       264,135,907
--------------------------------------------------------------------------------
End of period                                    $601,229,944    $  605,364,490
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                            SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                           FEBRUARY 29, 2000    ---------------------------------------------------------------
                                (Unaudited)       1999         1998         1997         1996         1995
===============================================================================================================
Net Asset Value, beginning
  of period                        $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
Net investment income               0.02395      0.04395      0.05001      0.04994      0.05051      0.05200
Less dividends from net
investment income                  (0.02395)    (0.04395)    (0.05001)    (0.04994)    (0.05051)    (0.05200)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                  $601,230     $605,364     $264,136     $306,350     $213,395     $120,731
Ratio of expenses to
  average net assets+                0.25%*        0.25%        0.25%        0.25%        0.25%        0.25%
Ratio of net investment income
  to average net assets+             4.83%*        4.40%        5.00%        5.01%        5.03%        5.23%
Total return                         2.42%**       4.48%        5.12%        5.11%        5.17%        5.33%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share   $0.02117      $0.03806     $0.04431     $0.04416     $0.04428     $0.04593

RATIOS:
Expenses to average net assets     +0.81%*         0.84%        0.82%        0.83%        0.87%        0.85%
Net investment income to
  average net assets+               4.27%*         3.81%        4.43%        4.43%        4.41%        4.62%
---------------------------------------------------------------------------------------------------------------

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
*  Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (49.2% at February 29, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

   D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.25%.

   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,042,733, of which $669,326 was contractually waived for the six months ended February 29, 2000. The contractual fee waivers of 0.20% terminate on December 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $297,924, all of which were contractually waived for the six months ended February 29, 2000. The contractual fee waivers terminate on December 31, 2000.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $297,924, all of which was contractually waived for the six months ended February 29, 2000. The contractual fee waivers terminate on December 31, 2000. The Distributor has contractually agreed to assume all distribution expenses through February 29, 2000.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,090,238,899 and $1,109,181,763, respectively, for the six months ended February 29, 2000.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)

                                       PRINCIPAL
                                        AMOUNT
ISSUER                               (000'S OMITTED)                  VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS--99.9%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 3/23/00                            $177,730                $  177,151,078
United States Treasury Bill,
  due 3/30/00                             236,017                   235,029,871
United States Treasury Bill,
  due 4/06/00                             165,047                   164,177,781
United States Treasury Bill,
  due 4/13/00                             150,000                   149,060,122
United States Treasury Bill,
  due 4/27/00                              20,437                    20,252,575
United States Treasury Bill,
  due 5/11/00                              25,000                    24,728,819
United States Treasury Bill,
  due 5/15/00                              50,000                    50,053,406
United States Treasury Bill,
  due 5/18/00                             307,213                   303,551,493
United States Treasury Bill,
  due 5/25/00                             100,000                    98,669,514
                                                                 --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                         99.9%                $1,222,674,659
OTHER ASSETS,
  LESS LIABILITIES                           0.1                        866,321
                                          ------                 --------------
 NET ASSETS                                100.0%                $1,223,540,980
                                          ======                 ==============


 See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,222,674,659
Cash                                                                         795
Interest receivable                                                      936,985
--------------------------------------------------------------------------------
  Total assets                                                     1,223,612,439
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate - Investment advisory fees (Note 2A)                 24,659
Accrued expenses and other liabilities                                    46,800
--------------------------------------------------------------------------------
  Total liabilities                                                       71,459
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,223,540,980
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,223,540,980
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                          $30,465,756

EXPENSES:
Investment Advisory fees (Note 2A)                $   899,841
Administrative fees (Note 2B)                         299,947
Custody and fund accounting fees                      147,100
Legal fees                                             31,960
Audit fees                                             11,300
Trustees' fees                                          7,469
Miscellaneous                                          22,808
--------------------------------------------------------------------------------
  Total expenses                                    1,420,425
Less aggregate amounts waived by
  Investment Adviser and Administrator
  (Notes 2A and 2B)                                  (820,411)
Less fees paid indirectly (Note 1D)                       (10)
--------------------------------------------------------------------------------
  Net expenses                                                           600,004
--------------------------------------------------------------------------------
Net investment income                                                $29,865,752
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                             FEBRUARY 29, 2000     YEAR ENDED
                                                (Unaudited)      AUGUST 31, 1999
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                         $    29,865,752   $    40,398,488
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     2,663,317,942     3,426,724,559
Value of withdrawals                           (2,658,269,225)   (3,190,341,131)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions                        5,048,7172        36,383,428
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         34,914,469       276,781,916
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             1,188,626,511       911,844,595
--------------------------------------------------------------------------------
End of period                                 $ 1,223,540,980   $ 1,188,626,511
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                            SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                            FEBRUARY 29, 2000 ------------------------------------------------------------
                               (Unaudited)       1999         1998        1997        1996        1995
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)               $1,223,541    $1,188,627    $911,845    $907,910    $767,804    $832,258
Ratio of expenses to
  average net assets                 0.10%*        0.10%       0.10%       0.10%       0.10%       0.10%
Ratio of net investment income
  to average net assets              4.96%*        4.55%       5.14%       5.15%       5.20%       5.36%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets       0.24%*        0.23%       0.23%       0.24%       0.25%       0.25%
Net investment income to
  average net assets                 4.82%*        4.42%       5.01%       5.01%       5.05%       5.21%
==========================================================================================================

*  Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $899,841 of which $520,464 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $299,947, all of which was contractually waived for the six months ended February 29, 2000. The contractual fee waivers terminate on December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,191,970,429 and $5,156,117,240, respectively, for the six months ended February 29, 2000.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $1,815. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

              PREMIUM MONEY MARKETS
                 CitiFunds Premium Liquid Reserves
                 CitiFunds Premium U.S. Treasury Reserves

              INSTITUTIONAL MONEY MARKETS
                 CitiFunds Institutional Liquid Reserves
                 CitiFunds Institutional U.S. Treasury Reserves
                 CitiFunds Institutional TaxFree Reserves
                 CitiFunds Institutional Cash Reserves


This report is prepared for the information of shareholders of CitiFunds Institutional U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional U.S. Treasury Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Institutional U.S. Treasury Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp       [Logo] Printed on recycled paper           CFS/INS.US/200

================================================================================
      C I T I F U N D S(SM)
================================================================================




INSTITUTIONAL TAX FREE RESERVES                                C I T I F U N D S

SEMI-ANNUAL REPORT
FEBRUARY 29, 2000






--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           20
--------------------------------------------------------------------------------
Statement of Operations                                                       20
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            21
--------------------------------------------------------------------------------
Financial Highlights                                                          21
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   Rising interest rates during the reporting period have benefited tax-exempt money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000 for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Institutional Tax Free Reserves with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal income taxes, preservation of capital and liquidity.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's
perspective  on  and  outlook  for  the  tax-exempt   money  market   securities
marketplace.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
    ------------------

President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on tax-exempt money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of short-term interest rates in a period of rising interest rates.

   The economic conditions that led to higher rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors became concerned that unsustainable economic growth might cause inflationary pressures to resurface. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised them an additional 25 basis points on February 2, 2000.

   DESPITE THE POSITIVE EFFECTS OF HIGHER INTEREST RATES, HOWEVER, THE TAX-EXEMPT MONEY MARKET'S RETURNS WERE CONSTRAINED BY ADVERSE CHANGES IN THE BALANCE BETWEEN SUPPLY AND DEMAND. Issuance of short-term municipal securities generally fell during the reporting period because the strong U.S. economy enabled many states and municipalities to improve their fiscal operations, reducing their need to borrow in order to cover short-term deficits. At the same time, demand rose from individuals seeking competitive tax-exempt yields. Because of this imbalance between supply and demand, tax-exempt money market yields tended to rise less than the yields of taxable money market instruments.

   THE FUND'S MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO MAINTAIN A RELATIVELY SHORT AVERAGE MATURITY, which was designed to enhance liquidity and keep assets available for higher yielding securities as they became available. As of February 29, 2000, the Fund's average maturity was 33 days. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.)

   IN ADDITION, THE MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD. A relative shortage of municipal notes made it more difficult to find high-yielding opportunities in high-quality, highly liquid instruments. Instead, opportunities were located primarily in Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks..

   At the end of 1999, daily and weekly VRDNs comprised about 69% of the Fund's portfolio. This highly liquid asset mix was designed to protect the Fund from potential Y2K-related problems that have not surfaced. By the end of the reporting period, VRDNs comprised approximately 67% of the Fund's portfolio, with the remainder allocated among municipal notes and tax-exempt commercial paper.

   Looking forward, the Fund's managers expect interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, THE MANAGERS BELIEVE THAT OVER THE LONGER TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the managers are carefully looking for opportunities to take advantage of changes in interest rates, including possibly extending the Fund's average maturity to lock in higher yields in the near term.

FUND FACTS

FUND OBJECTIVE

Provide high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                         DIVIDENDS
TAX FREE RESERVES PORTFOLIO                Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS                 CAPITAL GAINS
May 21, 1997                               Distributed annually, if any

NET ASSETS AS OF 2/29/00                   BENCHMARKS**
$133.0 million                             o Lipper Institutional Tax Exempt
                                             Money Market Funds Average
                                           o IBC Financial Data Institutional
                                             Tax Free Money Market Funds Average

*  A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

** The Lipper  Funds  Average  and IBC Funds  Average  reflect  the  performance
   (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
ALL PERIODS ENDED FEBRUARY 29, 2000                  SIX       ONE  MAY 21, 1997
(Unaudited)                                        MONTHS**   YEAR    INCEPTION*
================================================================================
CitiFunds Institutional Tax Free Reserves           1.69%     3.22%     3.33%
Lipper Institutional Tax Exempt
  Money Market Funds Average                        1.59%     3.06%     3.15%+
IBC Financial Data Institutional Tax Free
  Money Market Funds Average                        1.60%     3.07%     3.16%+

 * Average Annual Total Return
** Not Annualized
 + From 5/31/97

7-DAY YIELDS
Annualized Current   3.63%
Effective            3.69%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL TAX FREE RESERVES VS. IBC FINANCIAL DATA INSTITUTIONAL TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Institutional Tax Free Reserves provided a similar annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Financial Data Money Fund ReportTM, for the one year period.

[Table below represents chart in printed piece]

                         IBC Financial
         CitiFunds       Institutional
      Institutional         General
         Tax Free           Tax Free
         Reserves          Funds Avg.

3/2/99     2.84              2.67

           2.72              2.56
           2.86              2.71
           2.91              2.75
           2.89              2.72
           2.84              2.69
           2.72              2.51
           2.89              2.77
           3.12              3.02
           3.31              3.29
           3.27              3.19
           3.17              3.1
           3.08              2.98
6/1/99     3.01              2.93
           2.89              2.75
           2.96              2.81
           3.07              2.93
           3.22              3.18
           3.14              3.02
           2.79              2.55
           2.84              2.66
           2.95              2.79
           2.96              2.81
           2.87              2.7
           2.96              2.83
           3.01              2.84
8/31/99    3.05              2.88
           3.01              2.84
           3.03              2.86
           3.21              3.04
           3.44              3.25
           3.42              3.26
           3.14              2.98
           3.17              3.01
           3.19              3.03
           3.24              3.09
           3.22              3.04
           3.35              3.21
           3.47              3.34
11/30/99   3.53              3.4
           3.35              3.22
           3.18              3.05
           3.5               3.34
           4.05              3.85
           4.48              4.3
           3.25              3.11
           2.99              2.86
           3.11              2.94
           3.21              3.03
           3.09              2.91
           3.36              3.17
           3.57              3.36
2/29/00    3.63              3.46

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)        $133,275,672
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        222,638
Accrued expenses and other liabilities                                    51,481
--------------------------------------------------------------------------------
  Total liabilities                                                      274,119
--------------------------------------------------------------------------------
NET ASSETS for 132,995,028 shares of beneficial
  interest outstanding                                              $133,001,553
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $132,995,028
Accumulated net realized gain                                              6,525
--------------------------------------------------------------------------------
  Total                                                             $133,001,553
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):

Income from Tax Free Reserves Portfolio              $ 2,178,825
Allocated expenses from Tax Free
  Reserves Portfolio                                     (91,147)
--------------------------------------------------------------------------------
                                                                     $ 2,087,678
EXPENSES:

Administrative fees (Note 3A)                            212,524
Shareholder Servicing Agents' fees (Note 3B)              60,721
Distribution fees (Note 4)                                60,721
Legal fees                                                16,550
Shareholder reports                                        9,587
Audit fees                                                 9,500
Custody and fund accounting fees                           9,418
Transfer agent fees                                        5,000
Trustees' fees                                             2,288
Miscellaneous                                              1,598
--------------------------------------------------------------------------------
  Total expenses                                         387,907
Less aggregate amounts waived by Administrator,
  Shareholder Servicing Agents, and Distributor
  (Notes 3A, 3B and 4)                                  (326,588)
--------------------------------------------------------------------------------
Net expenses                                                             61,319
--------------------------------------------------------------------------------
Net investment income                                                 2,026,359
NET REALIZED LOSS ON INVESTMENTS FROM
  TAX FREE RESERVES PORTFOLIO                                            (1,905)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $ 2,024,454
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               FEBRUARY 29, 2000   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1999
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                            $   2,026,359    $   6,430,629
Net realized gain (loss) on investments                 (1,905)           5,181
--------------------------------------------------------------------------------
  Net increase in net assets from operations         2,024,454        6,435,810
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                               (2,026,359)      (6,430,629)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                       331,731,773      849,251,536
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                         478,038        1,824,220
Cost of shares repurchased                        (364,931,871)    (892,666,594)
--------------------------------------------------------------------------------
Net decrease in net assets from
  transactions in shares of
  beneficial interest                              (32,722,060)     (41,590,838)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                         (32,723,965)     (41,585,657)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                165,725,518      207,311,175
--------------------------------------------------------------------------------
End of period                                    $ 133,001,553    $ 165,725,518
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                       YEAR ENDED        MAY 21, 1997
                                              SIX MONTHS ENDED          AUGUST 31,        (COMMENCEMENT
                                              FEBRUARY 29, 2000   --------------------- OF OPERATIONS) TO
                                                 (Unaudited)        1999         1998    AUGUST 31, 1997
=========================================================================================================
Net Asset Value,
  beginning of period                              $1.00000       $1.00000     $1.00000     $1.00000
Net investment income                              0.016474        0.03026      0.03440      0.00984
Less dividends from
  net investment income                            (0.016474)     (0.03026)    (0.03440)    (0.00984)
---------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                     $1.00000       $1.00000     $1.00000     $1.00000
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                  $133,002       $165,726     $207,311     $ 60,048
Ratio of expenses to average
  net assets+                                          0.25%*         0.25%        0.25%        0.25%*
Ratio of net investment income
  to average net assets+                               3.34%*         3.02%        3.43%        3.47%*
Total return                                           1.69%**        3.07%        3.49%        0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                    $0.01317       $0.02395     $0.02718     $0.00729

RATIOS:
Expenses to average net assets+                        0.92%*         0.88%        0.97%        1.15%*
Net investment income to
  average net assets+                                  2.67%*         2.39%        2.71%        2.57%*
=========================================================================================================

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 19.9% at February 29, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.25%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.35% of the Fund's average daily net assets. Administrative fees amounted to $212,524, of which $205,146 was contractually waived for the six months ended February 29, 2000. The contractual fee waiver of 0.25% terminates on December 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $60,721 all of which was contractually waived for the six months ended February 29, 2000. The contractual fee waiver terminates on December 31, 2000.

4. DISTRIBUTION FEE The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fees amounted to $60,721, all of which was contractually waived for the six months ended February 29, 2000. The contractual fee waiver terminates on December 31, 2000.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $452,488,095 and $487,379,417, respectively, for the six months ended February 29, 2000.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 3.9%
--------------------------------------------------------------------------------
Minnesota Water Pollution Control Revenue,
   4.50% due 3/01/00                                   $ 1,000      $  1,000,000
Phenix City, Alabama, Environmental Revenue, AMT,
   3.80% due 4/06/00                                     7,000         7,000,000
Seattle, Washington,
   4.50% due 3/01/00                                     1,500         1,500,000
Sullivan Pollution Control Revenue, Indiana,
   3.80% due 4/13/00                                     5,000         5,000,000
Sunshine State, Florida, Government Finance,
   3.75% due 3/07/00                                     4,000         4,000,000
Sunshine State, Florida, Government Finance,
   3.50% due 3/08/00                                     7,465         7,465,000
                                                                    ------------
                                                                      25,965,000
                                                                    ------------
GENERAL OBLIGATION BONDS
AND NOTES -- 3.5%
--------------------------------------------------------------------------------
Baltimore County, Maryland,
   3.09% due 4/01/00                                     2,380         2,433,824
Delaware State,
   6.13% due 4/01/00                                     1,465         1,468,716
Georgia State,
   4.38% due 7/01/00                                     3,190         3,193,754
Houston, Texas,
   3.50% due 3/09/00                                     5,000         5,000,000
Ohio State Building Authority,
   4.50% due 5/15/00                                     1,000         1,002,596
South Carolina State,
   5.75% due 3/01/01                                     1,000         1,015,713
Virginia State,
   5.00% due 6/01/00                                     2,000         2,006,477
Washington State,
   5.00% due 1/01/01                                     6,315         6,386,601
Wisconsin State,
   5.00% due 5/01/00                                       250           250,670
Wisconsin State,
   5.75% due 5/01/00                                       600           602,364
                                                                    ------------
                                                                      23,360,715
                                                                    ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 22.9%
--------------------------------------------------------------------------------
Aiken County, South Carolina, School District,
   5.00% due 4/01/00                                     1,900         1,902,821
Anderson County, South Carolina, School District,
   6.00% due 5/01/00                                       355           356,558
Anchorage, Alaska, Telephone Utility Revenue,
   4.25% due 12/01/00                                    2,000         2,005,081
Arizona Educational Loan Marketing,
   6.70% due 3/01/00                                     1,000         1,000,000
Arizona Educational Loan Marketing,
   6.90% due 3/01/00                                       500           500,000
Austin, Texas, Utility System Revenue,
   10.75% due 5/15/00                                    2,250         2,283,963
Baltimore, Maryland, Water Utility Revenue,
   6.50% due 7/01/00                                     5,000         5,039,201
Camden County, Georgia, School District,
   4.75% due 4/01/00                                     1,000         1,001,255
Charlotte, North Carolina,
   4.90% due 6/01/00                                       975           978,942
Chicago, Illinois,
   4.00% due 10/26/00                                    1,000         1,000,000
Clark County, Kentucky, Pollution Control Revenue,
   3.70% due 4/15/00                                     2,110         2,110,000
Clark County, Nevada,
   5.10% due 7/01/00                                     1,000         1,003,248
Clark County, Nevada, School District,
   5.50% due 6/15/00                                     2,000         2,013,000
Cobb County, Georgia, School District,
   4.38% due 12/29/00                                    5,000         5,016,271
Collin County, Texas,
   4.15% due 3/01/00                                     2,725         2,725,000
Custer County, Indiana, Pollution Control Revenue,
   3.70% due 4/01/00                                     4,000         4,000,000
Everett, Massachusetts,
   6.00% due 12/15/00                                    1,130         1,145,825
Grand Prairie, Texas,
   6.90% due 2/15/01                                       355           363,225
Illinois State Development Finance Authority Revenue,
   3.75% due 3/08/00                                     5,000         5,000,000
Illinois State Sales Tax Revenue,
   5.75% due 6/15/00                                       125           125,808
Indianapolis, Indiana,
   4.50% due 7/10/00                                     2,600         2,605,463

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Jefferson County, Kentucky, Capital Projections,
   5.40% due 4/01/00                                   $   670      $    671,160
Jefferson Parish, Louisiana,
   Home Mortgage Authority Revenue,
   3.65% due 6/01/00                                     2,000         2,000,000
Jordan, Utah, School District,
   5.00% due 6/15/00                                     3,130         3,141,234
Kentucky State Turnpike Authority
   Economical Development,
   7.25% due 5/15/00                                       145           148,290
Knoxville, Tennesee,
   5.00% due 5/01/00                                     1,000         1,002,845
Lancaster, Pennsylvania, School District,
   4.00% due 5/15/00                                     1,300         1,301,736
Madison, Wisconsin,
   4.00% due 5/01/00                                     2,050         2,052,493
Maricopa County, Arizona, School District,
   6.00% due 7/01/00                                     1,600         1,609,953
Mercer County, North Dakota,
   Solid Waste Disposal Authority, AMT,
   3.95% due 6/01/00                                     3,400         3,400,000
Michigan State Strategic Limited Obligation,
   9.40% due 5/15/00                                    10,500        10,821,923
Milwaukee, Wisconsin, Metropolitan Sewer District,
   4.25% due 10/01/00                                    1,510         1,511,234
Murray County, Utah, Hospital Revenue,
   4.50% due 5/15/00                                       500           501,149
New Hampshire State,
   4.50% due 10/01/00                                    2,000         2,005,070
New Mexico State Severance Tax,
   5.00% due 7/01/00                                       110           110,249
North Carolina State,
   4.50% due 4/01/00                                     3,000         3,003,625
Ohio Housing Finance Agency Mortgage Revenue, AMT,
   4.05% due 9/01/00                                     3,000         3,000,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.60% due 3/01/00                                     9,005         9,005,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.60% due 9/01/00                                     8,500         8,500,000
Oregon State Housing and Community Services
   Development, AMT,
   3.20% due 4/13/00                                     2,810         2,810,000
Panhandle Plains, Texas, Higher Education Loan,
   4.80% due 9/01/00                                       845           845,000
Phoenix, Arizona,
   5.90% due 7/01/00                                     3,830         3,853,264

Rhode Island State, Health and Educational Revenue,
   8.38% due 4/01/00                                     1,000         1,024,213
San Antonio, Texas, Water Revenue,
   5.90% due 5/15/00                                     1,300         1,306,754
Stevens Point, Wisconsin,
   3.50% due 5/01/00                                       300           300,097
Tallahassee, Florida, Municipal Electric Revenue,
   10.10% due 4/01/00                                    4,150         4,296,454
Tennesee State School Board Authority,
   5.00% due 5/01/00                                     1,700         1,704,044
Texas State,
   7.13% due 4/01/00                                     1,000         1,022,827
Vermont Housing Finance Agency, AMT,
   3.15% due 4/28/00                                     4,255         4,255,000
Virginia State,
   6.00% due 7/01/00                                     3,000         3,021,893
Washington State,
   6.10% due 6/01/00                                       750           755,225
Washington State,
   5.00% due 7/01/00                                     2,250         2,255,768
Washington State Public Power Supply,
   7.75% due 7/01/00                                     3,130         3,230,889
Washington State Single Family Mortgage,
   5.00% due 3/01/00                                    16,615        16,615,000
York County, South Carolina,
   Pollution Control Revenue,
   3.30% due 3/15/00                                    10,000        10,000,000
                                                                    ------------
                                                                     153,258,050
                                                                    ------------
REVENUE, TAX, BOND AND TAX
REVENUE ANTICIPATION NOTES -- 3.1%
--------------------------------------------------------------------------------
Arapahoe County, Colorado, TAN's,
   4.25% due 6/30/00                                     3,000         3,005,122

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)
                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
De Kalb County, Georgia, TAN's,
   4.25% due 12/28/00                                  $10,000      $ 10,021,458
West Jordan, Utah, TRAN's,
   4.00% due 6/30/00                                     7,350         7,364,083
                                                                    ------------
                                                                      20,390,663
                                                                    ------------
VARIABLE RATE DEMAND NOTES* -- 67.1%
--------------------------------------------------------------------------------
ABN-Amro Munitops Certificates Trust,
   due 4/05/06                                           5,000         5,000,000
ABN-Amro Munitops Certificates Trust, AMT,
   due 7/05/06                                           9,000         9,000,000
Adams County, Colorado,
   Industrial Development Revenue,
   due 12/01/15                                          2,000         2,000,000
Alabama State Public School & College,
   due 11/01/13                                          1,595         1,595,000
Alaska State Housing Finance Corp., AMT,
   due 6/01/07                                           5,795         5,795,000
Alexandria, Virginia,
   Industrial Development Authority,
   due 7/01/26                                           1,200         1,200,000
Allegheny County, Pennsylvania,
   Industrial Development Authority Revenue,
   due 7/01/27                                             970           970,000
Arapahoe County, Colorado, Revenue Authority,
   due 7/01/07                                           1,775         1,775,000
Ascension, Louisiana, Revenue, AMT,
   due 12/01/27                                          2,000         2,000,000
Ashe County, North Carolina,
   Industrial Facilities and Pollution,
   due 7/01/10                                           2,100         2,100,000
Atlanta, Metropolitan Rapid Transit Tax,
   due 7/01/20                                           5,000         5,000,000
Beloit, Kansas, Industrial Development
   Authority, AMT,
   due 12/01/16                                          1,100         1,100,000
Beaver County, Pennsylvania,
   Pollution Control Revenue,
   due 12/01/20                                          1,500         1,500,000
Bexar County, Texas, Housing Finance Authority,
   due 9/15/26                                           1,900         1,900,000
Brazos River, Texas, Utility Authority,
   due 4/01/30                                             300           300,000
Brooks County, Georgia, Development
   Authority Revenue,
   due 3/01/18                                           2,000         2,000,000
Carrollton, Georgia, Payroll Development Authority,
   due 3/01/15                                           1,650         1,650,000
Carthage, Missouri, Industrial Development
   Authority Revenue,
   due 4/01/07                                           2,000         2,000,000
Carthage, Missouri, Industrial Development
   Authority Revenue, AMT,
   due 9/01/30                                           2,000         2,000,000
Castle Pines, Colorado, North Metropolitan District,
   due 12/01/28                                          5,195         5,195,000
Cherokee County, South Carolina,
   Industrial Revenue, AMT,
   due 8/01/19                                             200           200,000
Chesterfield County, Virginia,
   Industrial Development,
   due 2/01/03                                           1,400         1,400,000
Chicago, Illinois, Board of Education,
   due 6/01/21                                           3,000         3,000,000
Chicago, Illinois, O'Hare International
   Airport Revenue,
   due 7/01/10                                             500           500,000
Chicago, Illinois, Public Building Community Revenue,
   due 12/01/17                                          5,000         5,000,000
Clarksville, Tennessee, Public Building Authority,
   due 10/01/25                                            765           765,000
Clarksville, Tennessee, Public Building Authority,
   due 6/01/29                                           1,700         1,700,000
Clipper Tax Exempt Trust, AMT,
   due 3/01/15                                             765           765,000
Clipper Tax Exempt Trust, AMT,
   due 3/01/16                                           7,120         7,120,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Coastal Bend, Texas, Health Facilities
   Development,
   due 8/15/28                                         $ 1,000      $  1,000,000
Cohasset, Minnesota, Revenue,
   due 6/01/20                                           1,200         1,200,000
Colorado Health Facilities Authority Revenue,
   due 6/01/21                                           9,935         9,935,000
Colorado Springs Utility Revenue,
   due 11/15/28                                         12,500        12,500,000
Columbus, Georgia, Housing Authority Revenue,
   due 11/01/17                                            750           750,000
Connecticut State,
   due 5/15/14                                           1,200         1,200,000
Connecticut State, Health & Educational Facilities,
   due 7/01/27                                           1,500         1,500,000
Connecticut State, Housing Finance Authority,
   due 5/15/18                                           3,645         3,645,000
Davidson County, North Carolina,
   Industrial Facilities,
   due 7/01/20                                           2,140         2,140,000
De Kalb County, Georgia,
   Industrial Development Revenue,
   due 8/01/01                                           1,500         1,500,000
De Kalb County, Georgia,
   Industrial Development Revenue,
   due 2/01/18                                           1,100         1,100,000
De Kalb County, Georgia,
   Multifamily Housing Revenue,
   due 6/15/25                                           2,400         2,400,000
Denver, Colorado, City and County
   Airport Revenue,
   due 12/01/20                                          2,000         2,000,000
Detroit, Michigan, Economic Development Corp. ,
   due 5/01/09                                           3,000         3,000,000
Director State, Nevada,
   Department of Business, AMT,
   due 8/01/20                                             865           865,000
District of Columbia, Revenue,
   due 10/01/15                                            500           500,000
East Baton Rouge, Louisiana,
   Pollution Control Revenue,
   due 6/01/11                                           1,400         1,400,000
Emmaus, Pennsylvannia, General Authority Revenue,
   due 3/01/24                                           4,100         4,100,000
Facilities Municipal Trust,
   due 12/15/14                                          8,315         8,315,000
Fayetteville, Arkansas, Industrial Development , AMT,
   due 12/01/04                                          1,100         1,100,000
Fayetteville, Arkansas, Public Facilities Board,
   due 9/01/27                                           3,000         3,000,000
Floyd County, Georgia, Development Authority,
   due 9/01/26                                           1,080         1,080,000
Forsyth County, Georgia,
   Industrial Development Revenue,
   due 1/01/07                                           2,000         2,000,000
Fort Wayne Indiana, Hospital Authority Revenue,
   due 1/01/16                                           3,000         3,000,000
Fulton County, Georgia, Development
   Authority Revenue,
   due 12/01/12                                          2,000         2,000,000
Fulton County, Georgia, Development
   Authority Revenue,
   due 2/01/18                                           2,000         2,000,000
Fulton County, Georgia, Industrial
   Development Authority, AMT,
   due 6/01/27                                           3,900         3,900,000
Gila County, Arizona, Industrial
   Development Authority,
   due 11/01/25                                          1,655         1,655,000
Gordon County, Georgia, Industrial
   Development Authority Revenue,
   due 8/01/17                                           1,000         1,000,000
Gulf Breeze, Florida, Revenue,
   due 3/31/21                                           1,485         1,485,000
Gwinett County, Georgia, Industrial
   Development Revenue,
   due 3/01/17                                             385           385,000
Harris County, Texas,
   due 8/01/15                                           2,800         2,800,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)
                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Harris County, Texas, Industrial
   Development Corp., AMT,
   due 2/01/23                                         $ 2,800      $  2,800,000
Hawkins County, Tennessee, Industrial
   Development Board,
   due 10/01/27                                          1,450         1,450,000
Hays, Texas, Mental Health
   Development Facilities,
   due 11/15/14                                          1,000         1,000,000
Heard County, Georgia, Pollution
   Development Revenue,
   due 9/01/26                                           1,800         1,800,000
Henderson, Nevada, Health Care
   Facilities Revenue,
   due 7/01/20                                             700           700,000
Henrico County, Virginia, Industrial
   Development Authority,
   due 8/01/23                                             180           180,000
Illinois Educational Facilities
   Authority Revenue,
   due 12/01/25                                            700           700,000
Illinois Health Facilities
   Authority Revenue,
   due 11/01/20                                          1,675         1,675,000
Illinois Health Facilities
   Authority Revenue,
   due 12/01/15                                          3,300         3,300,000
Jackson County, Mississippi,
   Industrial Development Revenue,
   due 12/01/15                                          2,650         2,650,000
Jackson County, Mississippi,
   Pollution Control Revenue,
   due 12/01/16                                          1,500         1,500,000
Jacksonville, Florida,
   Health Facilities Revenue,
   due 12/01/23                                          1,400         1,400,000
Jefferson Parish, Louisiana,
   Home Mortgage,
   due 12/01/26                                          1,690         1,690,000
Kansas City, Missouri, Industrial
   Development Authority,
   due 4/01/27                                           2,400         2,400,000
Kansas State Finance Authority Revenue,
   due 11/15/28                                          1,000         1,000,000
Kenton County, Kentucky, Board Revenue, AMT,
   due 3/01/15                                           1,800         1,800,000
Knox County, Tennessee, Health Educational
   Hospital Facilities,
   due 12/01/27                                          8,000         8,000,000
Knox County, Tennessee, Industrial Development
   Board Revenue, AMT,
   due 10/01/00                                            500           500,000
Koch Certificates of Trust,
   due 12/13/02                                          5,000         5,000,000
Koch Certificates of Trust,
   due 10/06/03                                         11,000        11,000,000
Lone Star Texas Authority,
   due 12/01/14                                            400           400,000
Long Island Power Authority,
   due 4/01/25                                           4,200         4,200,000
Long Island Power Authority,
   due 5/01/33                                           1,500         1,500,000
Louisa County, Virginia, Industrial
   Development Authority,
   due 1/01/20                                             680           680,000
Macon Trust Pooled Receipts,
   due 3/03/07                                          24,090        24,090,000
Madison, Wisconsin, Community
   Development Authority,
   due 6/01/22                                           1,070         1,070,000
Marshfield, Wisconsin, Industrial
   Development Revenue,
   due 12/01/14                                          2,500         2,500,000
Maryland State,
   due 8/01/12                                           2,115         2,115,000
Maryland State Community Development,
   due 4/01/25                                           1,410         1,410,000
Mason County, Kentucky, Pollution Control,
   due 10/15/14                                          2,800         2,800,000
Massachusetts State Industrial Finance Agency,
   due 11/01/25                                          2,000         2,000,000
Massachusetts State Water Pollution
   Control Revenue,
   due 8/01/23                                           3,600         3,600,000
Mecklenburg County, North Carolina,
   Industrial Facilities,
   due 9/01/14                                           2,000         2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Metropolitan Pier & Exposition
   Authority, Illinois,
   due 12/15/19                                        $ 1,330      $  1,330,000
Metropolitan Pier & Exposition
   Authority, Illinois,
   due 6/15/21                                             165           165,000
Metropolitan Pier & Exposition
   Authority, Illinois,
   due 6/15/28                                           5,125         5,125,000
Nashville, Tennessee Metropolitan
   Government, Industrial,
   due 12/01/18                                          1,000         1,000,000
Minneapolis St. Paul,
   due 8/15/25                                             700           700,000
Missouri State Health and Educational
   Facilities Revenue,
   due 7/01/18                                           3,700         3,700,000
Missouri State Health and Educational
   Facilities Revenue,
   due 6/01/26                                           1,100         1,100,000
Missouri State Housing and Development
   Common Mortgage,
   due 3/01/30                                           4,000         4,000,000
Mobile, Alabama, Airport Authority Revenue,
   due 10/01/02                                          2,000         2,000,000
Mobile, Alabama, Airport Authority Revenue,
   due 10/01/14                                          9,975         9,975,000
Moorhead, Minnesota, Solid Waste Disposal, AMT,
   due 4/01/12                                           3,000         3,000,000
Montgomery County, Tennessee,
   Public Building Authority,
   due 9/01/29                                           1,400         1,400,000
Multi-State Municipal Securities
   Trust Certificates,
   due 3/01/01                                           9,140         9,140,000
Multi-State Municipal Securities
   Trust Certificates,
   due 12/01/03                                          8,380         8,380,000
Multi-State Municipal Securities
   Trust Certificates,
   due 2/25/07                                           5,000         5,000,000
Nash County, North Carolina,
   due 12/01/14                                          1,000         1,000,000
New Hampshire Higher Educational and Health,
   due 6/01/23                                           1,300         1,300,000
New Hanover County, North Carolina,
   due 3/01/14                                           2,250         2,250,000
New Hanover County, North Carolina,
   due 3/01/15                                           2,250         2,250,000
New Hanover County, North Carolina,
   due 3/01/16                                           2,250         2,250,000
New York State Housing Finance Agency
   Revenue, AMT,
   due 11/01/32                                          2,600         2,600,000
New York State Thruway Authority Revenue,
   due 1/01/27                                           2,105         2,105,000
North Carolina Educational Facilities,
   due 9/01/26                                             200           200,000
Ohio State Air Quality Development Authority,
   due 5/01/26                                           1,755         1,755,000
Oklahoma Finance Authority Revenue,
   due 1/01/30                                           4,000         4,000,000
Orange County, Florida, Industrial
   Development Authority,
   due 1/01/11                                             375           375,000
Oregon State Health Educational Housing Revenue,
   due 1/01/31                                           2,700         2,700,000
Orlando, Florida, Special Assessment Revenue,
   due 10/01/21                                          3,200         3,200,000
Peoria, Illinois, Health Care Facilities Revenue,
   due 5/01/17                                           1,190         1,190,000
Person County, North Carolina,
   Pollution Control Authority,
   due 11/01/19                                          3,000         3,000,000
Piedmont, South Carolina,
   Municipal Power Agency,
   due 1/01/22                                           1,000         1,000,000
Piedmont, South Carolina,
   Municipal Power Agency,
   due 1/01/25                                           5,189         5,189,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)
                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Pinal County, Arizona, Pollution Control Revenue,
   due 12/01/11                                        $ 2,500      $  2,500,000
Pitney Bowes Credit Corp. Leasetops,
   due 11/13/02                                          1,355         1,354,576
Pitney Bowes Credit Corp. Leasetops,
   due 3/16/05                                           4,840         4,840,021
Port Arthur, Texas, Navigation District,
   due 10/01/24                                            600           600,000
Puerto Rico Public Finance Corp.,
   due 6/01/12                                             300           300,000
Puerto Rico Commonwealth,
   due 7/01/20                                           1,200         1,200,000
Puttable Floating Option Tax Receipts,
   due 10/11/30                                            595           595,000
Puttable Floating Option Tax Receipts, AMT,
   due 12/05/30                                          6,980         6,980,000
Red Bay, Alabama, Industrial Development
   Board Revenue,
   due 11/01/10                                          3,400         3,400,000
Rhode Island Health and Educational Building,
   due 12/01/29                                          1,000         1,000,000
Rhode Island State Industrial Facilities Corp.,
   due 5/01/05                                           1,500         1,500,000
Rhode Island State Industrial Facilities Corp.,
   due 11/01/05                                          3,180         3,180,000
Roswell, Georgia, Multifamily Housing Authority,
   due 8/01/27                                           2,500         2,500,000
Saint Charles Parish, Louisiana,
 Pollution Control Revenue,
   due 3/01/24                                           7,500         7,500,000
Savannah, Illinois, Industrial Development Revenue,
   due 6/01/04                                             600           600,000
Seattle, Washington, Municipal Lighting &
   Power Revenue,
   due 11/01/18                                            900           900,000
Seattle, Washington, Municipal Lighting &
   Power Revenue,
   due 10/01/23                                          7,000         7,000,000
Sevier County, Tennessee,
   Public Building Authority,
   due 6/01/17                                           3,105         3,105,000
Sevier County, Tennessee,
   Public Building Authority,
   due 6/01/18                                          10,000        10,000,000
Sevier County, Tennessee,
   Public Building Authority,
   due 6/01/19                                          10,000        10,000,000
Southeastern Oklahoma Industrial
   Development Authority,
   due 6/01/16                                           3,400         3,400,000

Syracuse Industrial Economic
   Development Revenue,
   due 12/01/05                                            585           585,000
Tarrant County, Texas,
   Health Facilities Development,
   due 11/15/26                                            945           945,000
Texas State Department of Housing
   and Community,
   due 3/01/17                                           1,995         1,995,000
Tipton, Indiana, Economic Development Revenue,
   due 7/01/22                                           1,025         1,025,000
Traill County, North Dakota,
   Industrial Development, AMT,
   due 12/01/11                                          1,000         1,000,000
Traill County, North Dakota,
   Industrial Development, AMT,
   due 12/11/11                                          1,000         1,000,000
Utah State Board of Regents,
   due 11/01/25                                            900           900,000
Valdez, Alaska, Marine Terminal Revenue,
   due 8/01/25                                           4,000         4,000,000
Valdez, Alaska, Marine Terminal Revenue,
   due 10/01/25                                          2,000         2,000,000
Valdez, Alaska, Marine Terminal Revenue,
   due 12/01/33                                            800           800,000
Valley, California, Health & Hospital
   System Revenue,
   due 5/15/25                                           1,600         1,600,000
Vermont Industrial Development Authority
   Revenue, AMT,
   due 12/01/11                                            700           700,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                       PRINCIPAL
                                                        AMOUNT
ISSUER                                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
Volusia County, Florida,
   Health Facilities Authority,
   due 11/01/15                                        $   990     $    990,000
Walton County, Georgia,
   Industrial Building Authority,
   due 10/01/17                                            700          700,000
Washington State Health Care
   Facilities Revenue,
   due 10/01/05                                          1,600        1,600,000
Washington State Health Care
   Facilities Revenue,
   due 1/01/23                                             200          200,000
Washington State Housing
   Finance Authority,
   due 12/01/29                                          1,775        1,775,000
Watertown, South Dakota,
   Industrial Development Revenue,
   due 8/01/14                                           1,195        1,195,000
Winchester, Kentucky,
   Industrial Building, AMT,
   due 10/01/18                                          2,400        2,400,000
                                                                   ------------
                                                                    448,138,597
                                                                   ------------
TOTAL INVESTMENTS,
   AT AMORTIZED COST                                     100.5%    $671,113,025
OTHER ASSETS,
   LESS LIABILITIES                                       (0.5)      (3,123,587)
                                                         -----     ------------
NET ASSETS                                               100.0%    $667,989,438
                                                         =====     ============

AMT-Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A)                  $671,113,025
Cash                                                                     576,629
Interest receivable                                                    5,282,133
--------------------------------------------------------------------------------
Total assets                                                         676,971,787
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      8,865,675
Payable to affiliate - Investment advisory fees (Note 2A)                101,589
Accrued expenses and other liabilities                                    15,085
--------------------------------------------------------------------------------
Total liabilities                                                      8,982,349
--------------------------------------------------------------------------------
NET ASSETS                                                          $667,989,438
================================================================================
REPRESENTED BY:
Capital paid-in for beneficial interests                            $667,989,438
================================================================================


TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                           $11,086,865
EXPENSES
Investment Advisory fees (Note 2A)                     $ 615,240
Administrative fees (Note 2B)                            153,810
Custody and fund accounting fees                          87,099
Legal fees                                                16,051
Audit fees                                                11,300
Trustees' fees                                             6,029
Miscellaneous                                                955
--------------------------------------------------------------------------------
  Total expenses                                         890,484
Less aggregate amounts waived by
  Investment Adviser and Administrator
  (Notes 2A and 2B)                                     (415,946)
Less fees paid indirectly (Note 1D)                      (13,203)
--------------------------------------------------------------------------------
Net expenses                                                            461,335
--------------------------------------------------------------------------------
Net investment income                                                10,625,530
NET REALIZED LOSS ON INVESTMENTS                                         (9,853)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $10,615,677
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGESINNETASSETS

                                            SIX MONTHS ENDED
                                            FEBRUARY 29, 2000     YEAR ENDED
                                               (Unaudited)      AUGUST 31, 1999
================================================================================
INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS:

Net investment income                        $    10,625,530    $    22,768,275
Net realized gain (loss) on investments               (9,853)            16,677
--------------------------------------------------------------------------------
Increase in net assets from operations            10,615,677         22,784,952
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                    1,188,175,398      3,367,197,193
Value of withdrawals                          (1,187,921,956)    (3,456,720,231)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                          253,442        (89,523,038)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             10,869,119        (66,738,086)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              657,120,319        723,858,405
--------------------------------------------------------------------------------
End of period                                $   667,989,438    $   657,120,319
================================================================================


TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                            FEBRUARY 29, 2000 --------------------------------------------------------
                               (Unaudited)      1999        1998        1997        1996        1995
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $667,989     $657,120    $723,858    $483,630    $372,171    $394,222
Ratio of expenses to
  average net assets                 0.15%*       0.15%       0.15%       0.19%       0.30%       0.32%
Ratio of net investment income
  to average net assets              3.45%*       3.11%       3.53%       3.46%       3.31%       3.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets       0.29%*       0.29%       0.29%       0.31%       0.32%       0.32%
Net investment income
  to average net assets              3.31%*       2.98%       3.39%       3.35%       3.29%       3.55%
======================================================================================================

 * Annualized.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $615,240, of which $262,136 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $153,810, all of which was voluntarily waived for the six months ended February 29, 2000. The Port-

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

folio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,251,850,907 and $1,245,096,446, respectively, for the six months ended February 29, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES   The  cost  of  investment
securities owned at February 29, 2000, for federal income tax purposes, amounted to $671,113,025.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $814. Since the line of credit was established, there have been no borrowings.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Rilley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF  TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                THE CITIFUNDS FAMILY

                LARGE CAP STOCKS

                   CitiFunds Growth & Income Portfolio
                   CitiFunds Large Cap Growth Portfolio

                SMALL CAP STOCKS

                   CitiFunds Small Cap Growth Portfolio
                   CitiFunds Small Cap Value Portfolio

                 INTERNATIONAL STOCKS

                   CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

                GROWTH WITH INCOME

                   CitiFunds Balanced Portfolio

                BONDS

                   CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                   CitiFunds National Tax Free Income Portfolio
                   CitiFunds New York Tax Free Income Portfolio
                   CitiFunds California Tax Free Income Portfolio

                MONEY MARKETS
                   CitiFunds Cash Reserves
                   CitiFunds U.S. Treasury Reserves
                   CitiFunds Tax Free Reserves
                   CitiFunds New York Tax Free Reserves
                   CitiFunds California Tax Free Reserves
                   CitiFunds Connecticut Tax Free Reserves

                PREMIUM MONEY MARKETS
                   CitiFunds Premium Liquid Reserves
                   CitiFunds Premium U.S. Treasury Reserves

                INSTITUTIONAL MONEY MARKETS
                   CitiFunds Institutional Liquid Reserves
                   CitiFunds Institutional U.S. Treasury Reserves
                   CitiFunds Institutional Tax Free Reserves
                   CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders of CitiFunds Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Tax Free Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Institutional Tax Free Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp    [RECYCLE LOGO] Printed on recycled paper      CFS/INS.TF/200

================================================================================
        C I T I F U N D S(SM)
================================================================================




INSTITUTIONAL CASH RESERVES                                    C I T I F U N D S

SEMI-ANNUAL REPORT
FEBRUARY 29, 2000


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


CITIFUNDS INSTITUTIONAL CASH RESERVES

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       5
 ................................................................................
Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                 10
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Rising interest rates during the reporting period have benefited money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000 for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Institutional Cash Reserves with the goal of achieving its investment objective: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK
   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on most money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of short-term interest rates in a period of rising interest rates.
   The economic conditions that led to higher interest rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors became concerned that unsustainable economic growth might cause inflationary pressures to resurface. As previously noted, in an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised them an additional 25 basis points on February 2, 2000.
   THE FUND'S MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO MANAGE THE FUND'S AVERAGE MATURITY OPPORTUNISTICALLY, extending and reducing the Fund's sensitivity to changing interest rates. For example, immediately before the Federal Reserve Board's Open Market Committee meetings in November and February, the managers extended the Fund's average maturity to take advantage of a steeper yield curve. (The yield curve is the graphic depiction of the relationship between the yield on bonds of the same credit quality but different maturities.) The managers also extended maturities just prior to the date change from 1999 to 2000, when higher yielding securities were temporarily available. As of February 29, 2000, the Fund's average maturity was 17 days.
   In addition, THE MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE FUND'S PORTFOLIO. In the managers' opinion, as interest rates rose, asset-backed commercial paper and bank certificates of deposit represented the most attractive values. For example, toward the end of 1999, the Fund's assets were shifted to high quality, U.S. dollar-denominated CDs issued by foreign banks (known as Yankee CDs) in order to capture higher yields. The Fund's managers also found occasional opportunities in U.S. government agency securities selling at a discount to face value. On the other hand, U.S. Treasury bills, which offered relatively low yields throughout the six-month period, were avoided.
   Looking forward, the Fund's managers expect interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, THE MANAGERS BELIEVE THAT OVER THE LONG TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the managers are watching carefully for opportunities to take advantage of changes in interest rates, including possibly extending the Fund's average maturity to lock in higher yields over the near term.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly

COMMENCEMENT  OF  OPERATIONS            CAPITAL  GAINS
October  17,  1997  Class L shares      Distributed annually, if any
October 6, 1999 Class S shares

NET ASSETS AS OF 2/29/00                BENCHMARKS*
Class L shares $519.7 million           o Lipper S&P
Class S shares $11.3 million            o Institutional  Money  Market  Funds
                                          Average
                                        o IBC Financial Data S&P AAA-
                                          rated Institutional Taxable Money
                                          Market Funds Average

* The Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        Since
FOR THE PERIOD ENDED FEBRUARY 29, 2000             SIX        ONE     10/17/97
(unaudited)                                     MONTHS**     YEAR   (INCEPTION)*
================================================================================
CitiFunds Institutional Cash Reserves (Class L)   2.75%      5.24%      5.35%
CitiFunds Institutional Cash Reserves (Class S)   2.60%        --         --
Lipper S&P AAA-rated Institutional
  Money Market Funds Average                      2.69%      5.15%      5.25%+
IBC Financial Data S&P AAA-rated
Institutional Taxable Money Market Funds Average  2.68%      5.15%      5.25%+

 * Average Total Return
** Not Annualized
 + From 10/31/97

7-DAY YIELDS
Annualized Current5.65%
Effective         5.81%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL CASH RESERVES VS. IBC FINANCIAL DATA S&P AAA-RATED INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

                    CitiFunds    InstIBC Financial S&P
3/2/99                 4.75             4.67
3/9/99                 4.72             4.64
3/16/99                4.72             4.64
3/23/99                4.72             4.61
3/30/99                4.73             4.65
4/6/99                 4.75             4.67
4/13/99                4.7              4.6
4/20/99                4.67             4.6
4/27/99                4.65             4.58
5/4/99                 4.68             4.63
5/11/99                4.64             4.55
5/18/99                4.71             4.59
5/25/99                4.73             4.56
6/1/99                 4.58             4.61
6/8/99                 4.67             4.55
6/15/99                4.68             4.58
6/22/99                4.72             4.58
6/29/99                4.77             4.65
7/6/99                 4.88             4.72
7/13/99                4.86             4.72
7/20/99                4.88             4.75
7/27/99                4.89             4.78
8/3/99                 4.91             4.8
8/10/99                4.92             4.79
8/17/99                4.95             4.83
8/24/99                4.95             4.84
8/31/99                5.07             4.96
9/7/99                 5.08             4.97
9/14/99                5.09             4.99
9/21/99                5.13             5.01
9/28/99                5.17             5.04
10/5/99                5.22             5.08
10/12/99               5.23             5.07
10/19/99               5.27             5.09
10/26/99               5.27             5.1
11/2/99                5.38             5.16
11/9/99                5.36             5.15
11/16/99               5.36             5.21
11/23/99               5.41             5.28
11/30/99               5.51             5.36
12/7/99                5.57             5.37
12/14/99               5.56             5.43
12/21/99               5.61             5.5
12/28/99               5.64             5.52
1/4/00                 5.51             5.39
1/11/00                5.71             5.52
1/18/00                5.7              5.5
1/25/00                5.67             5.44
2/1/00                 5.71             5.47
2/8/00                 5.67             5.48
2/15/00                5.68             5.52
2/22/00                5.69             5.53
2/29/00                5.65             5.56


As illustrated, CitiFunds Institutional Cash Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund Report(TM), for the one-year period.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CitiFunds Institutional Cash Reserves
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)


                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (DOMESTIC)-- 2.8%
--------------------------------------------------------------------------------
Harris Trust & Savings Bank,
  5.80% due 3/20/00                     $15,000      $15,000,000
                                                  --------------
CERTIFICATES OF DEPOSIT (YANKEE)-- 9.4%
--------------------------------------------------------------------------------
Bank Austria
  Aktiengesellsschaft,
  6.01% due 5/08/00                      10,000       10,000,167
Bayerische Vereinsbank,
  5.15% due 3/23/00                      10,000        9,994,374
Canadian Imperial,
  5.80% due 3/20/00                      15,000       15,000,000
Societe Generale,
  6.00% due 3/03/00                      15,000       15,000,000
                                                  --------------
                                                      49,994,541
                                                  --------------

COMMERCIAL PAPER-- 29.4%
--------------------------------------------------------------------------------
Aig Funding,
  5.74% due 3/13/00                      22,000       21,957,907
Allianz of America Finance,
  5.82% due 3/15/00                      12,000       11,972,840
American Express CR Corp,
  5.77% due 3/13/00                      12,000       11,976,920
British Telecommunications
  PLC,
  5.83% due 4/20/00                      12,000       11,902,833
Four Winds Funding Corp.,
  5.80% due 3/31/00                      15,000       14,927,500
Merrill, Lynch & Co.,
  5.82% due 3/30/00                      22,000       21,992,887
Motorola Credit Corp.,
  5.60% due 3/31/00                      15,000       14,930,000
Pooled Accounts Rec Cap Corp.,
  5.88% due 4/14/00                      10,000        9,928,133
Prudential Funding Corp.,
  5.87% due 5/31/00                      10,000        9,851,619
St. Michael Finance LTD,
  5.90% due 5/15/00                      10,000        9,877,083
Wal Mart Stores Inc.,
  5.75% due 3/07/00                      17,000       16,983,710
                                                  --------------
                                                     156,301,432
                                                  --------------

FLOATING RATE NOTES-- 8.5%
--------------------------------------------------------------------------------
Bear Stearns Companies Inc.,
  6.14% due 4/10/00                      15,000       15,000,000
Goldman Sachs Group Inc.,
  6.10% due 8/07/00                      10,000       10,000,000
Steers,
  6.16% due 10/02/00                     10,000       10,000,000
Strategic Money Market Fund,
  6.07% due 1/25/01                     $10,000     $ 10,000,000
                                                  --------------
                                                      45,000,000
                                                  --------------

REPURCHASE AGREEMENT-- 18.8%
--------------------------------------------------------------------------------
State Street Bank and Trust
Repurchase Agreement
5.78% due 3/01/00
proceeds at maturity
$100,016,056
(collateralized by
$80,000,000 Federal
Home Loan Bank Notes
6.35% due 2/02/01 and
$20,000,000 Federal
Home Loan Mortgage
Corp., 5.96% due
3/30/02; valued
at $100,961,490)                        100,000      100,000,000
                                                  --------------

TIME DEPOSITS-- 31.2%
--------------------------------------------------------------------------------
Banque Nationale de Paris,
  5.81% due 3/01/00                      23,000       23,000,000
Bayerische Landesbank Cayman,
  5.69% due 3/01/00                      26,000       26,000,000
Chase Bank,
  5.75% due 3/01/00                      26,000       26,000,000
First Union National Bank,
  5.75% due 3/01/00                      26,000       26,000,000
National Bank of Canada,
  5.75% due 3/01/00                      26,000       26,000,000
State Street Cayman Islands,
  5.75% due 3/01/00                      12,391       12,391,000
Wachovia Bank & Trust,
  5.75% due 3/01/00                      26,000       26,000,000
                                                  --------------
                                                     165,391,000
                                                  --------------
TOTAL INVESTMENTS,
AT AMORTIZED COST                         100.1%    $531,686,973
OTHER ASSETS,
LESS LIABILITIES                           (0.1)        (647,828)
                                          -----   --------------
NET ASSETS                                100.0%    $531,039,145
                                          =====   ==============
See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                            $531,686,973
Cash                                                                         671
Interest receivable                                                    1,212,182
--------------------------------------------------------------------------------
  Total assets                                                       532,899,826
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      1,721,303
Payable to affiliate - Management fees (Note 3)                           36,792
Accrued expenses and other liabilities                                   102,586
--------------------------------------------------------------------------------
  Total liabilities                                                    1,860,681
--------------------------------------------------------------------------------
NET ASSETS                                                          $531,039,145
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $531,039,145
================================================================================
CLASS L SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($519,722,695/519,722,695 shares outstanding)                              $1.00
================================================================================
CLASS S SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($11,316,450/11,316,450 shares outstanding)                                $1.00
================================================================================


CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
Investment Income (Note 1B)                                          $10,269,547

EXPENSES:
Management fees (Note 3)                            $ 354,144
Distribution fees Class L (Note 4)                    175,247
Distribution fees Class S (Note 4)                      4,590
Custody and fund accounting fees                       68,149
Registration fees                                      39,491
Transfer agent fees                                    38,015
Audit fees                                             18,800
Legal fees                                             16,698
Shareholder reports                                    10,057
Trustees' fees                                          2,984
Miscellaneous                                          15,528
--------------------------------------------------------------------------------
Total expenses                                        743,703
Less aggregate amounts waived by the
  Manager and Distributor
  (Notes 3 and 4)                                    (291,658)
--------------------------------------------------------------------------------
Net expenses                                                             452,045
--------------------------------------------------------------------------------
Net investment income                                                 $9,817,502
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                               SIX MONTHS ENDED
                                               FEBRUARY 29, 2000   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1999
================================================================================
Increase (Decrease) in Net Assets From Operations:
Net investment income, declared as dividends to
shareholders (Note 2)                          $    9,817,502   $    14,341,228
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS L
Proceeds from sale of shares                    1,927,463,249     2,452,254,402
Net asset value of shares issued to shareholders
 from reinvestment of dividends                           --                817
Cost of shares repurchased                     (1,796,679,235)   (2,308,836,048)
--------------------------------------------------------------------------------
Total Class L                                     130,784,014       143,419,171
--------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS S*
Proceeds from sale of shares                       20,489,255                --
Net asset value of shares issued to shareholders
from reinvestment of dividends                         86,654                --
Cost of shares repurchased                         (9,259,459)               --
--------------------------------------------------------------------------------
Total Class S                                      11,316,450                --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        142,100,464       143,419,171
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               388,938,681       245,519,510
--------------------------------------------------------------------------------
End of period                                 $   531,039,145   $   388,938,681
================================================================================
*  October 6, 1999 (Commencement of Operations) to February 29, 2000

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS
                                                  Class L
                            ----------------------------------------------------

                                                                FOR THE PERIOD
                             SIX MONTHS ENDED                  OCTOBER 17, 1997+
                            FEBRUARY 29, 2000   YEAR ENDED            TO
                               (Unaudited)    AUGUST 31, 1999   AUGUST 31, 1998
--------------------------------------------------------------------------------
Net Asset Value, beginning
  of period                      $ 1.00000       $ 1.00000         $1.00000
Net investment income              0.02718         0.04930          0.04736
Less dividends from net
  investment income               (0.02718)       (0.04930)        (0.04736)
--------------------------------------------------------------------------------
Net Asset Value, end of period   $ 1.00000       $ 1.00000         $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                 $519,723        $388,939         $245,520
Ratio of expenses to average
  net assets                         0.25%*          0.25%            0.25%*
Ratio of net investment income to
  average net assets                 5.50%*          4.97%            5.47%*
Total return                         2.75%**         5.04%            4.84%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share   $0.02639        $0.04791         $0.04571
RATIOS:
Expenses to average net assets       0.41%*          0.40%            0.44%*
Net investment income to
  average net assets                 5.34%*          4.83%            5.28%*
================================================================================
See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                             CLASS S
                                               ---------------------------------

                                                 FOR THE PERIOD OCTOBER 6, 1999+
                                                       TO FEBRUARY 29, 2000
                                                            (Unaudited)
================================================================================
Net Asset Value, beginning of period                       $1.00000
Net investment income                                       0.02167
Less dividends from net investment income                  (0.02167)
--------------------------------------------------------------------------------
Net Asset Value, end of period                             $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                  $ 11,316
Ratio of expenses to average net assets+                      0.40%*
Ratio of net investment income to average net assets+         5.35%*
Total return                                                  2.60%**

Note: If agents of the Fund had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                            0.02036
RATIOS:
Expenses to average net assets+                              0.56%*
Net investment income to average net assets+                 5.19%*
================================================================================

 +  Commencement of Operations
 *  Annualized
**  Not Annualized
See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS"), acts as the Fund's Sub-Administrator and Distributor. Citibank is a wholly-owned subsidiary of Citigroup Inc.
   The Fund offers Class L and Class S shares. The Fund commenced its public offering of Class S shares on October 6, 1999. Each class has different eligibility requirements and its own combination of charges and fees. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.
   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.
   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.
   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. Other Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 5:00 pm Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS.
   The management fees paid to Citibank, as compensation for overall investment management services amounted to $354,144, of which $203,259 was voluntarily waived for the six months ended February 29, 2000. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan per Class L and Class S pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10% and 0.25% of the Fund's Class L and Class S average daily net assets respectively. The Distribution fee amounted to $175,247 of which $88,399 was voluntarily waived for Class L, and $4,590 for Class S for the six months ended February 29, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $6,797,723,701 and $6,670,732,657, respectively, for the six months ended February 29, 2000.

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 29, 2000, for federal income tax purposes, amounted to $531,686,973.

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Fund was $437. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

              PREMIUM MONEY MARKETS
                 CitiFunds Premium Liquid Reserves
                 CitiFunds Premium U.S. Treasury Reserves

              INSTITUTIONAL MONEY MARKETS
                 CitiFunds Institutional Liquid Reserves
                 CitiFunds Institutional U.S. Treasury Reserves
                 CitiFunds Institutional Tax Free Reserves
                 CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders of CitiFunds Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Cash Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Institutional Cash Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.


(c)2000 Citicorp          [logo] Printed on recycled paper        CFS/INS.CR/200